SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 ClientConnect Agreement [Member]	Oct. 31, 2013 ClientConnect Agreement [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Capitalized software development costs [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment losses of long-lived assets and intangible assets subject to amortization
Impairment losses for Goodwill
Estimated useful lives						3 years	3 years	10 years 3 months	5 years
Sales, net				3,146	533
Recognition of previously deferred revenue		1,443
Advertising costs	32,561	22,270	8,136
Severance expenses	992	589	586
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	522,281	1,315,106	1,266,919
Gain (loss) on foreign currency derivative instruments not designated as hedging instruments	300	238	(25)
Notional value of derivative instruments	2,500	6,891
Reclassification adustment